Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	October 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 89.34%Δ
Argentina − 1.48%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$ 503,564
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	715,000	659,499
YPF 144A 6.95% 7/21/27 #	535,000	404,859
		1,567,922
Australia − 0.52%
AngloGold Ashanti Holdings 3.375% 11/1/28	660,000	546,954
		546,954
Brazil − 10.47%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	1,011,068	913,105
Aegea Finance 144A 9.00% 1/20/31 #	725,000	723,652
Arcos Dorados 144A 6.125% 5/27/29 #	610,000	569,130
Azul Secured Finance 144A 11.93% 8/28/28 #	1,655,000	1,610,106
Banco do Brasil 144A 6.25% 4/18/30 #	665,000	638,274
Braskem Netherlands Finance 144A 4.50% 1/31/30 #	930,000	716,561
CSN Resources
144A 5.875% 4/8/32 #	830,000	657,160
144A 7.625% 4/17/26 #	400,000	397,540
Embraer Netherlands Finance 144A 7.00% 7/28/30 #	825,000	806,347
Guara Norte 144A 5.198% 6/15/34 #	756,042	641,962
Minerva Luxembourg 144A 8.875% 9/13/33 #	1,175,000	1,155,260
Petrobras Global Finance 6.50% 7/3/33	695,000	648,200
Rumo Luxembourg 144A 5.25% 1/10/28 #	860,000	786,548
Vale Overseas 6.125% 6/12/33	890,000	838,030
		11,101,875
Chile − 2.61%
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	570,501
Alfa Desarrollo 144A 4.55% 9/27/51 #	1,013,636	659,144
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	965,000	877,279
Colbun 144A 3.95% 10/11/27 #	720,000	658,678
		2,765,602
China − 4.39%
Alibaba Group Holding 2.70% 2/9/41	845,000	489,289
BOC Aviation USA 144A 4.875% 5/3/33 #	940,000	843,237
Country Garden Holdings
3.875% 10/22/30	900,000	41,400
4.20% 2/6/26	274,000	11,974
7.25% 4/8/26	405,000	19,663
ENN Energy Holdings 144A 2.625% 9/17/30 #	950,000	752,327
Huarong Finance 2017 4.75% 4/27/27	755,000	657,794
NQ- GC [1023] 1223 (3265828)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Prosus 144A 4.193% 1/19/32 #	980,000	$ 753,227
RKPF Overseas 2020 A 5.125% 7/26/26	380,000	111,252
Sino-Ocean Land Treasure IV 4.75% 8/5/29 ‡	420,000	17,077
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	394,828
144A 3.68% 4/22/41 #	550,000	366,953
West China Cement 4.95% 7/8/26	275,000	192,097
		4,651,118
Colombia − 2.91%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	1,000,000	773,500
Canacol Energy 144A 5.75% 11/24/28 #	650,000	469,505
Ecopetrol
5.875% 11/2/51	410,000	257,354
6.875% 4/29/30	890,000	802,066
Geopark 144A 5.50% 1/17/27 #	925,000	778,067
		3,080,492
Georgia − 1.25%
Georgian Railway JSC 4.00% 6/17/28	797,000	685,500
Silknet JSC 144A 8.375% 1/31/27 #	655,000	645,175
		1,330,675
Ghana − 1.53%
Kosmos Energy 144A 7.75% 5/1/27 #	1,215,000	1,093,560
Tullow Oil 144A 10.25% 5/15/26 #	610,000	524,435
		1,617,995
Guatemala − 1.93%
Banco Industrial 144A 4.875% 1/29/31 #, μ	605,000	548,817
Central American Bottling 144A 5.25% 4/27/29 #	870,000	766,870
CT Trust 144A 5.125% 2/3/32 #	950,000	732,615
		2,048,302
Hong Kong − 2.65%
AIA Group 144A 3.375% 4/7/30 #	600,000	517,377
CK Hutchison International 23
144A 4.75% 4/21/28 #	660,000	633,786
144A 4.875% 4/21/33 #	1,025,000	934,995
Standard Chartered 144A 6.301% 1/9/29 #, μ	740,000	725,632
		2,811,790
India − 3.90%
Continuum Energy Aura 144A 9.50% 2/24/27 #	885,000	876,491
2    NQ- GC [1023] 1223 (3265828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	$ 3,187
Greenko Power II 144A 4.30% 12/13/28 #	626,063	527,022
ICICI Bank 144A 4.00% 3/18/26 #	450,000	432,368
JSW Hydro Energy 144A 4.125% 5/18/31 #	676,200	556,614
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,190,000	886,197
UltraTech Cement 144A 2.80% 2/16/31 #	1,095,000	847,772
		4,129,651
Indonesia − 4.34%
Cikarang Listrindo 144A 4.95% 9/14/26 #	792,000	750,562
Freeport Indonesia
144A 5.315% 4/14/32 #	630,000	562,961
144A 6.20% 4/14/52 #	470,000	389,019
Indofood CBP Sukses Makmur
3.541% 4/27/32	805,000	629,762
4.805% 4/27/52	480,000	324,912
Medco Laurel Tree 144A 6.95% 11/12/28 #	954,000	881,995
Medco Maple Tree 144A 8.96% 4/27/29 #	630,000	620,156
Minejesa Capital 144A 5.625% 8/10/37 #	595,000	440,526
		4,599,893
Ireland − 0.58%
C&W Senior Financing 144A 6.875% 9/15/27 #	720,000	619,754
		619,754
Israel − 4.88%
Altice Financing 144A 5.00% 1/15/28 #	600,000	488,449
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #	715,000	669,490
144A 7.129% 7/18/33 #, μ	850,000	760,240
Energean Israel Finance
144A 4.875% 3/30/26 #	535,000	472,806
144A 8.50% 9/30/33 #	600,000	525,750
ICL Group 144A 6.375% 5/31/38 #	680,000	573,920
Israel Electric 144A 3.75% 2/22/32 #	835,000	640,291
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	560,000	489,322
6.75% 3/1/28	575,000	550,377
		5,170,645
Jamaica − 0.79%
Sagicor Financial 144A 5.30% 5/13/28 #	900,000	838,881
		838,881
NQ- GC [1023] 1223 (3265828)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kazakhstan − 0.89%
KazMunayGas National
144A 4.75% 4/19/27 #	400,000	$ 374,278
144A 5.375% 4/24/30 #	630,000	565,002
		939,280
Kuwait − 1.03%
NBK SPC 144A 1.625% 9/15/27 #, μ	1,235,000	1,090,291
		1,090,291
Macao − 3.02%
MGM China Holdings
144A 4.75% 2/1/27 #	960,000	844,954
144A 5.25% 6/18/25 #	405,000	385,779
Sands China
3.50% 8/8/31	665,000	504,515
4.30% 1/8/26	780,000	724,105
Studio City Finance 144A 5.00% 1/15/29 #	1,030,000	740,312
		3,199,665
Madagascar − 0.48%
Axian Telecom 144A 7.375% 2/16/27 #	575,000	513,475
		513,475
Malaysia − 1.65%
CIMB Bank 144A 2.125% 7/20/27 #	725,000	638,303
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	1,210,000	1,115,166
		1,753,469
Mexico − 9.21%
Alsea 144A 7.75% 12/14/26 #	590,000	586,217
America Movil 4.70% 7/21/32	1,140,000	1,029,660
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	410,000	374,305
Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	835,000	835,463
BBVA Bancomer
144A 1.875% 9/18/25 #	590,000	542,864
144A 5.875% 9/13/34 #, μ	820,000	711,170
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	795,000	793,076
Cemex 144A 9.125% 3/14/28 #, μ, ψ	820,000	841,636
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,090,000	794,130
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,210,000	1,123,247
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	880,000	599,054
Nemak 144A 3.625% 6/28/31 #	775,000	574,005
Petroleos Mexicanos 7.69% 1/23/50	685,000	423,473
4    NQ- GC [1023] 1223 (3265828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico (continued)
Southern Copper 3.875% 4/23/25	555,000	$ 537,319
		9,765,619
Morocco − 0.65%
OCP 144A 5.125% 6/23/51 #	1,065,000	686,249
		686,249
Nigeria − 0.76%
Access Bank 144A 6.125% 9/21/26 #	965,000	807,705
		807,705
Oman − 0.86%
Oryx Funding 144A 5.80% 2/3/31 #	980,000	908,185
		908,185
Paraguay − 0.60%
Banco Continental 144A 2.75% 12/10/25 #	700,000	638,601
		638,601
Peru − 2.79%
Consorcio Transmantaro 144A 5.20% 4/11/38 #	805,000	689,033
InRetail Consumer 144A 3.25% 3/22/28 #	1,115,000	936,674
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	721,846	615,242
SAN Miguel Industrias 144A 3.50% 8/2/28 #	880,000	719,848
		2,960,797
Philippines − 1.49%
International Container Terminal Services 4.75% 6/17/30	845,000	787,795
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ	875,000	794,063
		1,581,858
Qatar − 0.88%
QNB Finance 2.625% 5/12/25	990,000	935,605
		935,605
Republic of Korea − 2.77%
Hana Bank 144A 1.25% 12/16/26 #	335,000	293,543
Kia 144A 2.375% 2/14/25 #	845,000	807,307
Shinhan Bank 3.875% 3/24/26	490,000	462,813
Shinhan Financial Group 144A 5.00% 7/24/28 #	565,000	540,505
SK Hynix
144A 1.50% 1/19/26 #	390,000	350,768
144A 6.50% 1/17/33 #	510,000	485,754
		2,940,690
NQ- GC [1023] 1223 (3265828)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Republic of Vietnam − 0.73%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	850,000	$ 772,650
		772,650
Saudi Arabia − 2.24%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	715,000	490,198
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	780,000	724,892
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	231,842
144A 4.25% 4/16/39 #	600,000	471,626
TMS Issuer 144A 5.78% 8/23/32 #	465,000	452,119
		2,370,677
Singapore − 0.26%
GLP 3.875% 6/4/25	445,000	275,900
		275,900
South Africa − 2.38%
Anglo American Capital 144A 5.50% 5/2/33 #	935,000	850,477
Bidvest Group UK 144A 3.625% 9/23/26 #	585,000	521,556
Sasol Financing USA
6.50% 9/27/28	400,000	354,410
144A 8.75% 5/3/29 #	835,000	794,018
		2,520,461
Taiwan − 1.11%
Foxconn Far East 2.50% 10/28/30	685,000	535,218
TSMC Global 144A 4.625% 7/22/32 #	695,000	646,862
		1,182,080
Thailand − 1.54%
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	580,000	541,960
PTTEP Treasury Center 144A 2.587% 6/10/27 #	665,000	595,824
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	498,855
		1,636,639
Turkey − 3.54%
Akbank TAS
144A 6.80% 2/6/26 #	930,000	904,727
6.80% 6/22/31 μ	470,000	440,276
Coca-Cola Icecek 144A 4.50% 1/20/29 #	675,000	591,469
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	605,000	551,802
Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ	895,000	842,210
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	435,000	421,110
		3,751,594
6    NQ- GC [1023] 1223 (3265828)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ukraine − 0.90%
Metinvest 144A 7.75% 10/17/29 #	810,000	$ 483,975
MHP Lux
144A 6.25% 9/19/29 #	200,000	126,832
144A 6.95% 4/3/26 #	454,000	339,801
		950,608
United Arab Emirates − 3.26%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	502,296
Emirates NBD Bank PJSC 2.625% 2/18/25	610,000	579,561
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	615,000	577,639
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	797,818	591,565
MAF Global Securities 7.875% 6/30/27 μ, ψ	635,000	627,548
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	775,608	578,670
		3,457,279
United States − 0.94%
JBS USA LUX
3.75% 12/1/31	410,000	318,952
5.50% 1/15/30	740,000	676,729
		995,681
Zambia − 1.13%
First Quantum Minerals
144A 6.875% 10/15/27 #	515,000	439,417
144A 8.625% 6/1/31 #	900,000	760,816
		1,200,233
Total Corporate Bonds (cost $103,306,801)		94,716,840

Sovereign Bonds – 2.85%Δ
Hong Kong − 0.46%
Airport Authority 144A 2.50% 1/12/32 #	610,000	486,411
		486,411
Hungary − 0.76%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28	825,000	813,163
		813,163
Poland − 0.67%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	760,000	708,149
		708,149
NQ- GC [1023] 1223 (3265828)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Republic of Korea − 0.82%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	895,000	$ 870,870
		870,870
Ukraine − 0.14%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #	560,000	145,742
		145,742
Total Sovereign Bonds (cost $3,601,595)		3,024,335
	Number of shares
Common Stock – 0.39%Δ
Mexico − 0.39%
Grupo Aeromexico =, †	29,657	411,240
Total Common Stock (cost $484,744)		411,240

Short-Term Investments – 6.70%
U.S. Treasury Bills − 5.33%
US Treasury Bill ^	2,830,000	2,827,512
US Treasury Bill ^	2,870,000	2,825,199
		5,652,711
Money Market Mutual Funds – 1.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	363,967	363,967
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.24%)	363,967	363,967
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.39%)	363,966	363,966
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.25%)	363,966	363,966
8    NQ- GC [1023] 1223 (3265828)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
		1,455,866
Total Short-Term Investments (cost $7,108,783)		7,108,577
Total Value of Securities−99.28% (cost $114,501,923)		105,260,992
Receivables and Other Assets Net of Liabilities — 0.72%★		758,078
Net Assets Applicable to 14,902,871 Shares Outstanding — 100.00%	$106,019,070
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of Rule 144A securities was $79,029,408, which represents 74.54% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
★	Of this amount, $55,400 represents cash pledged as collateral for open futures contracts.
The following futures contracts and swap contracts were outstanding at October 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(1,850,079)	$(1,951,106)	12/19/23	$101,027	$(266)
NQ- GC [1023] 1223 (3265828)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	US Treasury Long Bonds	$(218,875)	$(240,089)	12/19/23	$21,214	$(312)
Total Futures Contracts			$(2,191,195)		$122,241	$(578)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(15,835)	$6,902	$(22,736)
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,527,000	1.000%	(6,337)	42,125	(48,462)
			(22,172)	49,027	(71,198)
Total CDS Contracts			$(22,172)	$49,027	$(71,198)
The use of futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent
10    NQ- GC [1023] 1223 (3265828)

(Unaudited)
the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,988)
Summary of abbreviations:
CDS – Credit Default Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
yr – Year
USD – US Dollar
NQ- GC [1023] 1223 (3265828)    11